Summary of significant accounting policies - Others (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Other disclosures
Deposit payable to channel cooperators	¥ 21,012,235		¥ 21,472,235		$ 3,297,278
Defined contribution plan cost	35,601,429	$ 5,586,641	28,891,339	¥ 53,997,224
Advertising cost	¥ 7,395,353	$ 1,160,492	25,594,249	64,357,939
VAT rate (as a percent)	6.00%	6.00%
VAT	¥ 228,029,948	$ 35,782,875	¥ 197,016,590	¥ 231,454,037
Loan facilitated	10.00%	10.00%	10.00%	10.00%
Translation into USD	6.3726				6.3726
Consolidated Trusts
Other disclosures
VAT rate (as a percent)	3.00%	3.00%
ZhongAn
Other disclosures
VAT rate (as a percent)	13.00%	13.00%